Non-Recourse Property Debt and Credit Agreement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summarizes property tax-exempt bond financings related to properties classified as held for use
Principal outstanding	$ 4,688,447	$ 4,772,774
Fixed rate property tax-exempt bonds payable
Summarizes property tax-exempt bond financings related to properties classified as held for use
Debt, Weighted Average Interest Rate	4.92%
Principal outstanding	99,447	132,033
Variable rate property tax-exempt bonds payable
Summarizes property tax-exempt bond financings related to properties classified as held for use
Debt, Weighted Average Interest Rate	1.51%
Principal outstanding	130,599	139,626
Property Tax Exempt Bonds Payable
Summarizes property tax-exempt bond financings related to properties classified as held for use
Principal outstanding	$ 230,046	$ 271,659